Fees Summary	Sep. 23, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,145,000
Previously Paid Amount	0.00
Total Fee Amount	940.80
Total Offset Amount	0.00
Net Fee	940.80
Narrative - Max Aggregate Offering Price	$ 6,145,000
Final Prospectus	true